Other Non-Current Liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Schedule of Other Non-Current Liabilities

(€‘000)	As at June 30, 2022	As at December 31, 2021
Other non-current liabilities	178	164

Total Other non-current liabilities	178	164